OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES

28.	OTHER LONG-TERM LIABILITIES

(in thousands of $)	2015	2014
Deferred gain on sale of Golar Maria (see note 6)	15,145	15,650
Pension obligations (see note 29)	36,279	38,670
Guarantees issued to Golar Partners (see note 33)	16,493	19,271
Other	1,308	1,849
	69,225	75,440